Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 5,148,225	$ 5,019,299
Unallocated:
Cash and cash equivalents	177,071	244,241	$ 191,110	$ 126,146
Advances to affiliates	8,538	7,300
Operating Segments | Liquefied Gas Segment
Segment Reporting Information [Line Items]
Total assets	4,857,355	4,624,321
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Total assets	70,782	112,844
Unallocated
Unallocated:
Cash and cash equivalents	177,071	244,241
Accounts receivable and prepaid expenses	34,479	30,593
Advances to affiliates	$ 8,538	$ 7,300